Business acquisitions and development projects - Acquisition of Empire (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill (note 6)	CAD 1,196,234	CAD 306,641	CAD 110,493
Business Acquisition, Pro Forma Information [Abstract]
Revenues	1,977,809	1,908,340
Net earnings attributable to common shareholders	229,976	CAD 213,983
Empire
Business Acquisition [Line Items]
Working capital	55,441
Property, plant and equipment	2,764,441
Goodwill (note 6)	1,010,273
Regulatory assets	318,130
Other assets	58,553
Long-term debt	(1,218,563)
Regulatory liabilities	(195,489)
Pension and OPEB	(105,005)
Deferred income tax liability, net	(562,397)
Other liabilities	(102,759)
Total net assets acquired	2,022,625
Cash and cash equivalent	2,338
Net assets acquired, net of cash and cash equivalent	CAD 2,020,287